Goodwill and Other Purchased Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Changes in the carrying amounts of goodwill for the years ended December 31, 2015 and 2014, were as follows:

$ in millions	Aerospace Systems	Mission Systems	Technology Services	Total
Balance as of December 31, 2013	$3,742	$6,714	$1,982	$12,438
Businesses acquired and other(1)	—	(8)	36	28
Balance as of December 31, 2014	$3,742	$6,706	$2,018	$12,466
Businesses acquired and other(1)	—	(2)	(4)	(6)
Balance as of December 31, 2015	$3,742	$6,704	$2,014	$12,460

(1)	Other consists primarily of adjustments for foreign currency translation.

Schedule of Purchased Intangible Assets
Net contract, program, and other intangible assets comprise the following:

	December 31
$ in millions	2015	2014
Gross contract, program and other intangible assets	$1,828	$1,831
Less accumulated amortization	(1,751)	(1,730)
Net contract, program and other intangible assets	$77	$101

Expected Future Amortization of Purchased Intangibles
As of December 31, 2015, the expected future amortization of purchased intangibles for each of the next five years is as follows:

$ in millions
Year Ending December 31
2016	$16
2017	14
2018	12
2019	10
2020	6